Accounts Receivables, Net - Schedule of Accounts Receivables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Accounts Receivables [Abstract]
Accounts receivable	¥ 6,522
Less: allowance for doubtful accounts
Accounts receivable, net	¥ 6,522	$ 933